Investment Securities (Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities still held) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Net gains (losses) recognized during the period	¥ 983,840	¥ (674,282)	¥ 1,527,792
Net gains (losses) recognized during the period on equity securities sold during the period	151,388	(107,892)	113,216
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥ 832,452	¥ (566,390)	¥ 1,414,576